Segment Disclosure - Net System Sales Per Technology (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net Sales in EUR	€ 5,245,326	€ 4,731,555	€ 5,651,035
System sales [Member]
Segment Reporting Information [Line Items]
Net Sales in EUR	3,993,129	3,801,632	4,883,913
Technology [Member] | System sales [Member]
Segment Reporting Information [Line Items]
Net system Sales in unit	157	170	222
Net Sales in EUR	3,993,129	3,801,632	4,883,913
Technology [Member] | EUV [Member] | System sales [Member]
Segment Reporting Information [Line Items]
Net system Sales in unit	1	1	3
Net Sales in EUR	60,100	43,700	119,300
Technology [Member] | ArF i [Member] | System sales [Member]
Segment Reporting Information [Line Items]
Net system Sales in unit	77	72	101
Net Sales in EUR	3,120,719	2,715,221	3,549,122
Technology [Member] | ArF dry [Member] | System sales [Member]
Segment Reporting Information [Line Items]
Net system Sales in unit	2	4	11
Net Sales in EUR	38,019	81,428	228,909
Technology [Member] | KrF [Member] | System sales [Member]
Segment Reporting Information [Line Items]
Net system Sales in unit	64	78	87
Net Sales in EUR	720,053	908,244	926,572
Technology [Member] | I-line [Member] | System sales [Member]
Segment Reporting Information [Line Items]
Net system Sales in unit	13	15	20
Net Sales in EUR	€ 54,238	€ 53,039	€ 60,010